THE TORRAY FUND

Supplement dated June 5, 2006 to the Statement of Additional Information dated May 1, 2006.

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

On May 18, 2006, the Board of Trustees of The Torray Fund (the “Trust”), including a majority of Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended), elected Carol T. Crawford as an independent Trustee.

The following section supplements the information on the “Independent Trustees” under the heading “Management of the Fund” found on page 6 of the Statement of Additional Information.

Name and Age	Position with the Trust and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
Carol T. Crawford DOB: 2/25/43	Trustee since 2006	Attorney, Private Practice.	2	Smithfield Foods, Inc.

The following section supplements the information of the “Independent Trustees” section under “Management of the Fund” found on page 8 of the Statement of Additional Information.

The following information provides the dollar range of equity securities owned by independent Trustee Carol T. Crawford in the Fund and The Torray Fund family in the aggregate as of December 31, 2005.

Independent Trustees

Name of Trustee/Fund	Dollar Range of Equity Securities in the Fund		Aggregate Dollar Range of Equity Securities in the Funds Overseen by Trustee in the Family of Investment Companies
Carol T. Crawford*	Over $	100,000	Over $	100,000

*	Carol T. Crawford was elected to the Board of Trustees on May 18, 2006.

The first sentence of the second paragraph under the heading entitled “Investment Restrictions” on page 4 of the Statement of Additional Information is deleted and replaced with the following:

It is contrary to the Fund’s present policy, which may be changed by the Trustees without shareholder approval, to pledge or hypothecate its assets, make any short sales of securities, maintain any short positions of the account of the Fund, issues senior securities, or purchase foreign securities which are not publicly traded in the United States.

The table located on page 12 under the heading “Investment Manager and Other Services” is deleted and replaced with the following:

Portfolio Manager	Dollar Range of Equity Securities of The Fund Beneficially Owned
Robert E. Torray	Over $1,000,000
Douglas C. Eby	$500,001-1,000,000

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE TORRAY FUND

THE TORRAY INSTITUTIONAL FUND

Supplement dated June 5, 2006 to the Statement of Additional Information dated May 1, 2006.

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

On May 18, 2006, the Board of Trustees of The Torray Fund (the “Trust”), including a majority of Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended), elected Carol T. Crawford as an independent Trustee.

The following section supplements the information on the “Independent Trustees” under the heading “Management of the Fund” found on page 6 of the Statement of Additional Information.

Name and Age	Position with the Trust and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
Carol T. Crawford DOB: 2/25/43	Trustee since 2006	Attorney, Private Practice.	2	Smithfield Foods, Inc.

The following section supplements the information of the “Independent Trustees” section under “Management of the Fund” found on page 8 of the Statement of Additional Information.

The following information provides the dollar range of equity securities owned by independent Trustee Carol T. Crawford in the Fund and The Torray Fund family in the aggregate as of December 31, 2005.

Independent Trustees

Name of Trustee/Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in the Funds Overseen by Trustee in the Family of Investment Companies
Carol T. Crawford*	$0	Over $	100,000

*	Carol T. Crawford was elected to the Board of Trustees on May 18, 2006.

The first sentence of the second paragraph under the heading entitled “Investment Restrictions” on page 4 of the Statement of Additional Information is deleted and replaced with the following:

It is contrary to the Fund’s present policy, which may be changed by the Trustees without shareholder approval, to pledge or hypothecate its assets, make any short sales of securities, maintain any short positions of the account of the Fund, issues senior securities, or purchase foreign securities which are not publicly traded in the United States.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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